Accounts Receivable - Summary of Accounts Receivable, Net (Detail) ₨ in Millions, $ in Millions		Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)
Accounts Receivable Net [Abstract]
Accounts receivable	[1]	₨ 4,702	$ 62.4	₨ 3,347
Less: Allowance for doubtful accounts		(246)	(3.2)	(40)	$ (0.5)	₨ (129)
Total		₨ 4,456	$ 59.2	₨ 3,307

[1]	Includes INR 1,138 million and INR 1,394 million (US$ 18.5 million) of unbilled receivables for the year ended March 31, 2019 and 2020, respectively.